Leases - Schedule of Operating Lease Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2023		Dec. 31, 2022
Operating Lease, Liability [Abstract]
Current operating liabilities	$ 399		$ 276
Non-current operating lease liabilities	1,319		1,288
Total lease liabilities	$ 1,718	[1]	$ 1,564

[1]	Excludes $143 million of future payments for leases, primarily for manufacturing facilities, commencing during 2024.